Investments (Credit Quality Indicators) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Credit Quality Indicator [Line Items]
Recording investment gross of allowance for credit losses	$ 148,587	$ 115,822
Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	35,000	2,773
One Year Prior	2,754	2,198
Two Year Prior	2,198	35,426
Three Year Prior	32,830	1,433
Four Year Prior	1,387	10,810
Prior	58,851	60,931
Recording investment gross of allowance for credit losses	133,020	113,571
Commercial mortgage loans | ≥ 1.2X
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	35,000	2,773
One Year Prior	2,754	2,198
Two Year Prior	2,198	30,009
Three Year Prior	27,697	1,433
Four Year Prior	1,387	5,671
Prior	40,285	42,469
Recording investment gross of allowance for credit losses	109,321	84,553
Commercial mortgage loans | 1.0X to 1.2X
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	0	0
One Year Prior	0	0
Two Year Prior	0	0
Three Year Prior	0	0
Four Year Prior	0	958
Prior	8,809	9,186
Recording investment gross of allowance for credit losses	8,809	10,144
Commercial mortgage loans | Less than 1.0X
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	0	0
One Year Prior	0	0
Two Year Prior	0	5,417
Three Year Prior	5,133	0
Four Year Prior	0	4,181
Prior	9,757	9,276
Recording investment gross of allowance for credit losses	14,890	18,874
Agricultural property loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	13,423	1,126
One Year Prior	1,092	0
Two Year Prior	0	0
Three Year Prior	0	0
Four Year Prior	0	0
Prior	1,052	1,125
Recording investment gross of allowance for credit losses	15,567	2,251
Agricultural property loans | ≥ 1.2X
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	13,423	1,126
One Year Prior	1,092	0
Two Year Prior	0	0
Three Year Prior	0	0
Four Year Prior	0	0
Prior	1,052	1,125
Recording investment gross of allowance for credit losses	15,567	2,251
Agricultural property loans | 1.0X to 1.2X
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	0	0
One Year Prior	0	0
Two Year Prior	0	0
Three Year Prior	0	0
Four Year Prior	0	0
Prior	0	0
Recording investment gross of allowance for credit losses	0	0
Agricultural property loans | Less than 1.0X
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	0	0
One Year Prior	0	0
Two Year Prior	0	0
Three Year Prior	0	0
Four Year Prior	0	0
Prior	0	0
Recording investment gross of allowance for credit losses	0	0
0% to 59.99% | Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	20,000	360
One Year Prior	792	0
Two Year Prior	0	7,203
Three Year Prior	9,993	1,433
Four Year Prior	1,387	8,836
Prior	48,812	50,537
Recording investment gross of allowance for credit losses	80,984	68,369
0% to 59.99% | Agricultural property loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	1,078	1,126
One Year Prior	1,092	0
Two Year Prior	0	0
Three Year Prior	0	0
Four Year Prior	0	0
Prior	1,052	1,125
Recording investment gross of allowance for credit losses	3,222	2,251
60% to 69.99% | Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	15,000	2,066
One Year Prior	1,615	2,198
Two Year Prior	2,198	24,368
Three Year Prior	18,982	0
Four Year Prior	0	1,016
Prior	1,016	8,524
Recording investment gross of allowance for credit losses	38,811	38,172
60% to 69.99% | Agricultural property loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	12,345	0
One Year Prior	0	0
Two Year Prior	0	0
Three Year Prior	0	0
Four Year Prior	0	0
Prior	0	0
Recording investment gross of allowance for credit losses	12,345	0
70% to 79.99% | Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	0	347
One Year Prior	347	0
Two Year Prior	0	3,855
Three Year Prior	3,855	0
Four Year Prior	0	0
Prior	7,213	1,870
Recording investment gross of allowance for credit losses	11,415	6,072
70% to 79.99% | Agricultural property loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	0	0
One Year Prior	0	0
Two Year Prior	0	0
Three Year Prior	0	0
Four Year Prior	0	0
Prior	0	0
Recording investment gross of allowance for credit losses	0	0
80% or greater | Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	0	0
One Year Prior	0	0
Two Year Prior	0	0
Three Year Prior	0	0
Four Year Prior	0	958
Prior	1,810	0
Recording investment gross of allowance for credit losses	1,810	958
80% or greater | Agricultural property loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	0	0
One Year Prior	0	0
Two Year Prior	0	0
Three Year Prior	0	0
Four Year Prior	0	0
Prior	0	0
Recording investment gross of allowance for credit losses	$ 0	$ 0